UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      4/16/2007
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           94
                                         -----------
Form 13F Information Table Value Total:     $229,593
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              604059105      803   10500 SH       Sole              10500      0    0
AT&T Corp.                     COM              001957109     2489   63133 SH       Sole              63133      0    0
Adobe Systems                  COM              0072f1019      250    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107      637   48800 SH       Sole              48800      0    0
Allstate Corp.                 COM              020002101      643   10700 SH       Sole              10700      0    0
American International Group   COM              026874107     6843  101793 SH       Sole             101793      0    0
Amgen                          COM              031162100      534    9550 SH       Sole               9550      0    0
Apollo Group                   COM              037604105     2468   56225 SH       Sole              56225      0    0
BP p.l.c                       COM              055622104      221    3420 SH       Sole               3420      0    0
Bank of America Corp           COM              066050105    11811  231500 SH       Sole             231500      0    0
Beazer Homes USA               COM              07556Q105      642   22100 SH       Sole              22100      0    0
Berkshire Hathaway Cl B        COM              084670207     2024     556 SH       Sole                556      0    0
Berkshire Hthwy Class A        COM              084670108      218     200 SH       Sole                200      0    0
Boyd Gaming Corp               COM              103304101      858   18000 SH       Sole              18000      0    0
Bristol Myers                  COM              09247u107     3906  140700 SH       Sole             140700      0    0
CIGNA Corp.                    COM              125509109      228    1600 SH       Sole               1600      0    0
ChevronTexaco                  COM              166741009     8457  114352 SH       Sole             114352      0    0
Cisco Systems Inc.             COM              17275r102      557   21800 SH       Sole              21800      0    0
Citigroup Inc.                 COM              173034109    11539  224755 SH       Sole             224755      0    0
Clorox Co.                     COM              189054109      510    8000 SH       Sole               8000      0    0
ConocoPhillips                 COM              20825c104     7326  107190 SH       Sole             107190      0    0
Consolidated Edison            COM              209115104     1741   34100 SH       Sole              34100      0    0
Crosstex Energy                COM              22765Y104      388   13500 SH       Sole              13500      0    0
Crosstex Energy L.P            COM              22765U102      360   10000 SH       Sole              10000      0    0
D R Horton Inc                 COM              23331a109     2893  131500 SH       Sole             131500      0    0
Dell Computer                  COM              247025109     3430  147800 SH       Sole             147800      0    0
Discovery Holding Company A    COM              25468y107      684   35750 SH       Sole              35750      0    0
Drew Industries                COM              26168L205     2244   78250 SH       Sole              78250      0    0
Duke Realty Invts              COM              264411505      409    9400 SH       Sole               9400      0    0
Eastman Kodak                  COM              277461109      523   23200 SH       Sole              23200      0    0
Exxon Mobil Corp               COM              30231g102     2532   33554 SH       Sole              33554      0    0
Farmers & Merchants Bank Of Lo COM              308035104     1330     203 SH       Sole                203      0    0
Fed Ex Corp                    COM              31428x106      688    6400 SH       Sole               6400      0    0
Fidelity National Financial    COM              31620R105     4469  186116 SH       Sole             186116      0    0
Fidelity National Information  COM              31620M106      235    5161 SH       Sole               5161      0    0
First National Bank of Alaska  COM              322387101      216     100 SH       Sole                100      0    0
Florsheim Group                COM              343302105        0   10000 SH       Sole              10000      0    0
Freddie Mac Voting Shs         COM              313400301     2058   34600 SH       Sole              34600      0    0
General Dynamics Corp.         COM              369550108     1924   25185 SH       Sole              25185      0    0
General Electric Co.           COM              369604103     6071  171700 SH       Sole             171700      0    0
Harman International Industrie COM              413086109      884    9205 SH       Sole               9205      0    0
Healthcare Realty Trust        COM              421946104     1568   42050 SH       Sole              42050      0    0
Heinz H J Co                   COM              423074103     2536   53825 SH       Sole              53825      0    0
Hewlett-Packard Company        COM              428236103      482   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102     5737  156150 SH       Sole             156150      0    0
IBM Corp                       COM              459200101     5076   53850 SH       Sole              53850      0    0
Integrys Energy Group Plc      COM              45822P105     1826   32895 SH       Sole              32895      0    0
Intel Corp                     COM              458140100     5501  287534 SH       Sole             287534      0    0
Johnson & Johnson              COM              478160104     7511  124650 SH       Sole             124650      0    0
KHD Humboldt Wedag Intl Ltd    COM              482462108      224    5500 SH       Sole               5500      0    0
Lehman Bros. Holding           COM              524908100      420    6000 SH       Sole               6000      0    0
Lennar Corp                    COM              526057104     1946   46100 SH       Sole              46100      0    0
Liberty Global C               COM              530555309      519   16935 SH       Sole              16935      0    0
Liberty Global Class A         COM              530555101      558   16940 SH       Sole              16940      0    0
Liberty Media Hldg Cap A       COM              53071M302     1902   17195 SH       Sole              17195      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104     2041   85675 SH       Sole              85675      0    0
Liberty Property Trust         COM              531172104      502   10300 SH       Sole              10300      0    0
McDonalds Corp.                COM              580135101     4250   94350 SH       Sole              94350      0    0
Merck & Co.                    COM              589331107     3876   87750 SH       Sole              87750      0    0
Merrill Lynch & Co.            COM              590188108      735    9000 SH       Sole               9000      0    0
Microsoft Corp.                COM              594918104     7560  271250 SH       Sole             271250      0    0
Nabors Industries              COM              g6359f103     3908  131700 SH       Sole             131700      0    0
Natural Resource Partners L.P. COM              63900P103      222    3300 SH       Sole               3300      0    0
New Plan Excel Realty Trust In COM              648053106     2497   75600 SH       Sole              75600      0    0
Nokia Corp                     COM              654902204     4820  210300 SH       Sole             210300      0    0
Pfizer Inc.                    COM              717081103    12036  476500 SH       Sole             476500      0    0
PrimeWest Energy Tr            COM              741930309     2373  120525 SH       Sole             120525      0    0
Pulte Homes                    COM              746920107     1277   48250 SH       Sole              48250      0    0
Regions Financial Corp         COM              758940100      220    6225 SH       Sole               6225      0    0
Ross Stores Inc.               COM              778296103      310    9000 SH       Sole               9000      0    0
Royal Dutch Shell -- Tendered  COM              780259206      463    6980 SH       Sole               6980      0    0
Ryland Group                   COM              783764103      911   21600 SH       Sole              21600      0    0
SLM Corporation                COM              78442p106      299    7300 SH       Sole               7300      0    0
Simpson Manufacturing Co       COM              829073105      308   10000 SH       Sole              10000      0    0
Southern Co.                   COM              842587107     1561   42600 SH       Sole              42600      0    0
Sprint Nextel Corp             COM              852061100     2645  139500 SH       Sole             139500      0    0
Star Gas Ptnrs L.P.            COM              85512C105      293   75000 SH       Sole              75000      0    0
Starbucks Corporation          COM              855244109      320   10200 SH       Sole              10200      0    0
Time Warner                    COM              887317105     4153  210600 SH       Sole             210600      0    0
Toll Brothers Inc              COM              889478103     1249   45600 SH       Sole              45600      0    0
United States Steel Corp       COM              912909108      426    4300 SH       Sole               4300      0    0
UnitedHealth Group Inc         COM              91324P102     1853   34975 SH       Sole              34975      0    0
Wal-Mart Stores Inc.           COM              931142103     4069   86675 SH       Sole              86675      0    0
Washington Mutual, Inc.        COM              939322103    10472  259348 SH       Sole             259348      0    0
XTO Energy Inc                 COM              98385X106      548   10000 SH       Sole              10000      0    0
YRC Worldwide                  COM              984249102     3980   98950 SH       Sole              98950      0    0
iShares Russell 2000           COM              464287655      445    5600 SH       Sole               5600      0    0
iShares Russell Midcap         COM              464287499      511    4900 SH       Sole               4900      0    0
iShares S&P Eur 350            COM              464287861      932    8600 SH       Sole               8600      0    0
AEW Real Estate Income Fund                     00104h107     9060  376400 SH       Sole             376400      0    0
Latin America Equity Fund Inc.                  51827t100      243    5500 SH       Sole               5500      0    0
ABN Amro Preferred G 6.08%                      00372q100     1419   56400 SH       Sole              56400      0    0
CORTS Trust for Ford Motor 8%                   22082k209     1318   69100 SH       Sole              69100      0    0
Crescent R.E. Pref A 6.75%                      225756204     3639  163400 SH       Sole             163400      0    0
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